Cash and Cash Equivalents and Restricted Cash and Other Investments (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash and Other Investments	June 30, 2026 December 31, 2025 Cash and cash equivalents $ 352,624 $ 402,783 Restricted cash 189 186 Total cash and cash equivalents and restricted cash $ 352,813 $ 402,969